Equity Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 3,000,000	$ 2,300,000	$ 11,000,000	$ 400,000	$ 0
Unrecognized expense		$ 21,400,000		$ 24,400,000
Weighted average remaining period		1 year 9 months		2 years
PSU | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consecutive trading days	30 days
PSU | Forecast | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded PSUs recipient vesting	0.00%
PSU | Forecast | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded PSUs recipient vesting	200.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 50,000		$ 30,000
Unrecognized expense		$ 100,000		$ 200,000
Weighted average remaining period		7 months		11 months